Goodwill and Intangibles - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in carrying amount of goodwill
Goodwill at beginning of period	$ 251,024	$ 253,851	$ 77,617
Foreign currency adjustments	2,380	(3,627)	(2,282)
Acquisition	4,441
Purchase accounting adjustment		800
Other			(436)
Goodwill at end of period	257,845	251,024	253,851
Cadillac Jack [Member]
Changes in carrying amount of goodwill
Acquisition			171,497
Gamingo [Member]
Changes in carrying amount of goodwill
Acquisition			4,855
Intellectual Property Acquisitions [Member]
Changes in carrying amount of goodwill
Goodwill at beginning of period		3,400
Acquisition			2,600
Goodwill at end of period			3,400
EGM
Changes in carrying amount of goodwill
Goodwill at beginning of period	242,796	246,423	77,617
Foreign currency adjustments	2,380	(3,627)	(2,282)
Acquisition	0
Purchase accounting adjustment		0
Other			(409)
Goodwill at end of period	245,176	242,796	246,423
EGM | Cadillac Jack [Member]
Changes in carrying amount of goodwill
Acquisition			171,497
EGM | Gamingo [Member]
Changes in carrying amount of goodwill
Acquisition			0
EGM | Intellectual Property Acquisitions [Member]
Changes in carrying amount of goodwill
Acquisition			0
Table Games
Changes in carrying amount of goodwill
Goodwill at beginning of period	3,400	2,600	0
Foreign currency adjustments	0	0	0
Acquisition	4,441
Purchase accounting adjustment		800
Other			0
Goodwill at end of period	7,841	3,400	2,600
Table Games | Cadillac Jack [Member]
Changes in carrying amount of goodwill
Acquisition			0
Table Games | Gamingo [Member]
Changes in carrying amount of goodwill
Acquisition			0
Table Games | Intellectual Property Acquisitions [Member]
Changes in carrying amount of goodwill
Acquisition			2,600
Interactive
Changes in carrying amount of goodwill
Goodwill at beginning of period	4,828	4,828	0
Foreign currency adjustments	0	0	0
Acquisition	0
Purchase accounting adjustment		0
Other			(27)
Goodwill at end of period	$ 4,828	$ 4,828	4,828
Interactive | Cadillac Jack [Member]
Changes in carrying amount of goodwill
Acquisition			0
Interactive | Gamingo [Member]
Changes in carrying amount of goodwill
Acquisition			4,855
Interactive | Intellectual Property Acquisitions [Member]
Changes in carrying amount of goodwill
Acquisition			$ 0